Exhibit 99

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	November 2011
Payment Date	12/15/2011
Transaction Month	11

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017

Total	$1,137,110,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,198,861.31

Principal:
Principal Collections	$18,576,240.53
Prepayments in Full	$10,563,047.70
Liquidation Proceeds	$597,061.07
Recoveries	$20,111.60

Sub Total	$29,756,460.90

Collections	$32,955,322.21

Purchase Amounts:
Purchase Amounts Related to Principal	$185,626.73
Purchase Amounts Related to Interest	$1,191.79

Sub Total	$186,818.52

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds—Total	$33,142,140.73

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	November 2011
Payment Date	12/15/2011
Transaction Month	11

III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$33,142,140.73
Servicing Fee	$706,727.60	$706,727.60	$0.00	$0.00	$32,435,413.13
Interest—Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,435,413.13
Interest—Class A-2 Notes	$87,738.39	$87,738.39	$0.00	$0.00	$32,347,674.74
Interest—Class A-3 Notes	$271,034.17	$271,034.17	$0.00	$0.00	$32,076,640.57
Interest—Class A-4 Notes	$263,986.25	$263,986.25	$0.00	$0.00	$31,812,654.32
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,812,654.32
Interest—Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$31,746,331.65
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,746,331.65
Interest—Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$31,697,665.15
Third Priority Principal Payment	$4,743,953.29	$4,743,953.29	$0.00	$0.00	$26,953,711.86
Interest—Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$26,894,086.11
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,894,086.11
Regular Principal Payment	$22,364,055.97	$22,364,055.97	$0.00	$0.00	$4,530,030.14
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$4,530,030.14
Residual Released to Depositor	$0.00	$4,530,030.14	$0.00	$0.00	$0.00

Total		$33,142,140.73

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$4,743,953.29
Regular Principal Payment	$22,364,055.97

Total	$27,108,009.26

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$27,108,009.26	$97.93	$87,738.39	$0.32	$27,195,747.65	$98.25
Class A-3 Notes	$0.00	$0.00	$271,034.17	$0.81	$271,034.17	$0.81
Class A-4 Notes	$0.00	$0.00	$263,986.25	$1.38	$263,986.25	$1.38
Class B Notes	$0.00	$0.00	$66,322.67	$1.98	$66,322.67	$1.98
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68

Total	$27,108,009.26	$23.84	$797,373.73	$0.70	$27,905,382.99	$24.54

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	November 2011
Payment Date	12/15/2011
Transaction Month	11

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$169,816,243.96	0.6134980	$142,708,234.70	0.5155644
Class A-3 Notes	$335,300,000.00	1.0000000	$335,300,000.00	1.0000000
Class A-4 Notes	$191,990,000.00	1.0000000	$191,990,000.00	1.0000000
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000

Total	$775,126,243.96	0.6816634	$748,018,234.70	0.6578240

Pool Information
Weighted Average APR		4.556%		4.545%
Weighted Average Remaining Term		48.34		47.50
Number of Receivables Outstanding		42,468		41,613
Pool Balance		$848,073,122.38		$817,651,892.28
Adjusted Pool Balance (Pool Balance—YSOC Amount)		$775,656,618.39		$748,092,290.67
Pool Factor		0.6956709		0.6707165

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$12,264,778.38
Yield Supplement Overcollateralization Amount	$69,559,601.61
Targeted Overcollateralization Amount	$69,633,657.58
Actual Overcollateralization Amount (EOP Pool Balance—EOP Note Balance)	$69,633,657.58

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	November 2011
Payment Date	12/15/2011
Transaction Month	11

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Loss		126	$499,254.07
(Recoveries)		25	$20,111.60

Net Losses for Current Collection Period			$479,142.47
Cumulative Net Losses Last Collection Period			$1,816,741.35

Cumulative Net Losses for all Collection Periods			$2,295,883.82

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.68%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.12%	439	$9,120,550.27
61-90 Days Delinquent	0.12%	49	$1,010,683.62
91-120 Days Delinquent	0.06%	21	$523,117.87
Over 120 Days Delinquent	0.06%	20	$486,483.98

Total Delinquent Receivables	1.36%	529	$11,140,835.74

Repossession Inventory:
Repossessed in the Current Collection Period		47	$1,013,295.52
Total Repossessed Inventory		60	$1,353,564.03

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5033%
Preceding Collection Period			0.4214%
Current Collection Period			0.6904%
Three Month Average			0.5384%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1432%
Preceding Collection Period			0.2119%
Current Collection Period			0.2163%
Three Month Average			0.1905%